COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LITIGATION AND CLAIMS
Operating lease right-of-use assets and lease liabilities
(in thousands)
September 30,
2022
Operating lease right-of-use assets	$321
Operating lease liabilities	$343

(in thousands)
Year Ended December 31,
2021
Operating lease right-of-use assets	$372
Operating lease liabilities	$392

Weighted-average remaining lease term and discount rate used in the calculation of operating lease right-of-use assets and lease liabilities
Nine Months Ended September 30,
2022
Weighted average remaining lease term (years)	3.7
Weighted average discount rate	11.4%

Year Ended December 31,
2021
Weighted average remaining lease term (years)	4.4
Weighted average discount rate	11.4%

Maturities of operating lease liabilities
(in thousands)
Operating
Lease Payments
2022 (remaining)	$27
2023	112
2024	115
2025	118
2026	50
Total future lease payments	422
Less: discount	(79)
Total lease liabilities	$343

Future minimum rental payments under non-cancellable operating leases
(in thousands)
Operating
Leases
2022	$108
2023	112
2024	115
2025	118
2026	50
Total future lease payments	503
Less: discount	(111)
Total lease liabilities	$392